Bank overdrafts, bonds and bank loans - Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions		Dec. 31, 2020	Dec. 31, 2019 [2]	Dec. 31, 2018 [2]
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts	[1]	£ 8,562.0	£ 8,572.4	£ 8,864.6
Corporate bonds and bank loans		57.2	225.6
Bank overdrafts, bonds and bank loans		£ 8,619.2	£ 8,798.0	£ 9,447.7

[1]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.
[2]	Figures have been restated as described in the accounting policies.